Condensed Interim Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Operating activities:
Loss for the period	$ (12,879,341)	$ (13,557,312)	$ (39,855,311)	$ (37,074,446)
Adjusted for:
Amortization			49,520	49,643
Depreciation			932,061	2,418,742
Operating lease expense			5,494,188	6,061,923
Interest expense	4,984,262	3,088,382	13,921,621	8,665,931
Interest income	(66)	(64)	(196)	(165)
Share-based compensation			111,110	591,470
Loss on extinguishment of loan		14,274	(39,822)	14,274
Loss on device contract termination (note 11(d))		3,181,116		3,181,116
Credit facility amendment fee (note 9(a))				1,000,000
Neuronetics Note non-cash transaction costs (note 9(a))				116,356
Gain on lender warrants				(6,567)
Gain on deferred share units (note 11(b))			(333,105)	(273,938)
Gain on performance share units				(43,748)
Change in non-cash operating working capital:
Accounts receivable			(5,058,435)	1,131,874
Prepaid expenses and other			(2,568,150)	(1,663,270)
Accounts payable and accrued liabilities			1,247,073	7,286,486
Other payables			(3,449,234)	(750,000)
Advance for research collaboration			(1,300,000)
Interest paid			(575,655)	(2,906,444)
Interest received			196	165
Repayment of operating lease liabilities			(5,425,421)	(8,024,282)
Operating activities			(36,809,738)	(20,224,880)
Financing activities:
Net proceeds on issuance of common shares (note 14)			495,649	6,620,699
Financing costs incurred			(733,275)	(702,403)
Loans payable advanced (note 9(a))			36,218,275	9,299,000
Loans payable and promissory notes repaid (note 9(a))			(1,252,265)	(655,343)
Promissory notes advanced (note 9(a) and note 10)				8,100,000
Principal repayment of finance lease liabilities			(541,492)	(3,168,061)
Net non-controlling interest loans repaid			(10,000)	(17,027)
Distribution to non-controlling interest			(201,000)	(20,000)
Financing activities			33,975,892	19,456,865
Investing activities:
Purchase of property, plant and equipment				(43,143)
Acquisition of subsidiary non-controlling interest (note 23)			(121,350)	(513)
Investing activities			(121,350)	(43,656)
Increase (decrease) in cash			(2,955,196)	(811,671)
Cash, beginning of period			3,323,708	1,623,957	$ 1,623,957
Cash, end of period	$ 368,512	$ 812,286	$ 368,512	$ 812,286	$ 3,323,708